Debt Issuance Costs (Details) (Cheniere Energy Partners, LP [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Sep. 30, 2014
Debt Instrument [Line Items]
Amortization of Deferred Issuance Costs to Interest Expense and Construction in Process	$ 43,600,000	$ 15,700,000		$ 4,400,000
Write off of Deferred Debt Issuance Cost	118,300,000	1,500,000		0
Deferred Issuance Costs, Gross	388,500,000
Accumulated Amortization, Deferred Issuance Costs	(74,556,000)
Debt issuance costs, net	313,944,000	220,949,000	[1]		251,101,000
2013 Sabine Pass Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	257,924,000
Deferred Issuance Costs, Amortization Period	7 years
Accumulated Amortization, Deferred Issuance Costs	(46,400,000)
Debt issuance costs, net	211,524,000
2016 Sabine Pass LNG Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	30,057,000
Deferred Issuance Costs, Amortization Period	10 years 36 days
Accumulated Amortization, Deferred Issuance Costs	(21,100,000)
Debt issuance costs, net	8,957,000
2020 Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	9,290,000
Deferred Issuance Costs, Amortization Period	8 years 36 days
Accumulated Amortization, Deferred Issuance Costs	(1,377,000)
Debt issuance costs, net	7,913,000
2021 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	45,325,000
Deferred Issuance Costs, Amortization Period	8 years
Accumulated Amortization, Deferred Issuance Costs	(3,910,000)
Debt issuance costs, net	41,415,000
2022 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	22,226,000
Deferred Issuance Costs, Amortization Period	8 years 3 months 18 days
Accumulated Amortization, Deferred Issuance Costs	(195,000)
Debt issuance costs, net	22,031,000
2023 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	22,230,000
Deferred Issuance Costs, Amortization Period	10 years
Accumulated Amortization, Deferred Issuance Costs	(1,159,000)
Debt issuance costs, net	21,071,000
Creole Trail Pipeline Credit Facility [Member]
Debt Instrument [Line Items]
Deferred Issuance Costs, Gross	1,448,000
Deferred Issuance Costs, Amortization Period	2 years
Accumulated Amortization, Deferred Issuance Costs	(415,000)
Debt issuance costs, net	$ 1,033,000

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.